December 30, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:          Office of Filings, Information & Consumer Service

Re:         Munder Series Trust (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, attached for filing via the EDGAR system is a preliminary proxy statement and form of proxy for a Special Meeting of Shareholders (the “Meeting”) of the Munder Small-Cap Value Fund (the “Fund”), a series of Munder Series Trust (“MST”).

The Meeting is being held for the purpose of seeking shareholder approval of:

(1)	To approve an amendment to the Investment Advisory Agreement in place between MST, on behalf of the Fund, and the Fund’s investment adviser Munder Capital Management and

(2)	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

No fee is required in connection with this filing.  Please call me at 617.662.3969 with any questions or comments you may have regarding the enclosed materials or if we may expedite the staff’s review in any way.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Managing Counsel

cc:          A. Eisenbeis

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